Commitments and Contingencies (Details 2) (Yahoo Auto Buying Program, USD $) In Millions, unless otherwise specified	0 Months Ended
	Jun. 29, 2012	Oct. 19, 2011	Apr. 30, 2013	Dec. 31, 2012	Jan. 17, 2012	Sep. 29, 2014 Subsequent Event Scenario Forecast
Commitment and contingencies
Minimum annual payment for 3 years		$ 50.0
Number of years for minimum annual payment		3 years
Deposit		10.0
Stand-by letter of credit to guarantee performance	10.0		2.0	4.5	15.0	0
Minimum annual payment requirement which was eliminated	50.0
Settlement amount	20.0
Portion of settlement paid by deposit	10.0
Period over which remaining balance will be paid	9 months
Monthly reduction in stand-by letter of credit	1.1
Letter of credit required after settlement paid	$ 2.0